Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 63,819,343	$ 66,320,589
Changes in Provisions
Increase (decrease) in existing provisions	4,650,607	4,999,685
Provisions used	(495,166)	(8,968,437)
Reversal of Not Used Provision	(1,016,300)	(1,074,333)
Increase for adjustment to value of money over time	2,325,794	2,531,702
Foreign currency translation	4,924	10,137
Total changes in provisions	5,469,859	(2,501,246)
Ending balance	69,289,202	63,819,343
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	4,694,579	9,798,765
Changes in Provisions
Increase (decrease) in existing provisions	309,749	908,447
Provisions used	(495,166)	(4,948,437)
Reversal of Not Used Provision	(1,016,300)	(1,074,333)
Foreign currency translation	4,924	10,137
Total changes in provisions	(1,196,793)	(5,104,186)
Ending balance	3,497,786	4,694,579
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	57,325,915	50,702,975
Changes in Provisions
Increase (decrease) in existing provisions	4,340,858	4,091,238
Increase for adjustment to value of money over time	2,325,794	2,531,702
Total changes in provisions	6,666,652	6,622,940
Ending balance	63,992,567	57,325,915
Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	1,798,849	5,818,849
Changes in Provisions
Provisions used		(4,020,000)
Total changes in provisions		(4,020,000)
Ending balance	$ 1,798,849	$ 1,798,849